Subsequent Events	12 Months Ended
Mar. 31, 2021
Disclosure Of Events After Reporting Period Explanatory [Abstract]
Subsequent Events	SUBSEQUENT EVENTOn April 1, 2021, the Company acquired all of the outstanding shares of R3D Consulting Inc. (now Alithya IT Services Inc.), a private Quebec firm that specializes in digital solutions. Subject to customary post-closing purchase price adjustments, the purchase price was paid by the issuance of 25,182,676 Subordinate Voting Shares of the Company, at a value of $3.20 per share, which was the closing share price on the TSX on April 1, 2021, cash of $978,180 and assumed long-term debt of $8,931,839 on the closing date. The accounting for this acquisition and the purchase price allocation have not yet been finalized due to the timing of the acquisition.